Capital and other commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital and other commitments [line items]
Unutilised facilities provided by banks	$ 5	$ 5
Capital and other commitments	194	136
Associates [member]
Disclosure of capital and other commitments [line items]
Capital and other commitments	$ 6	$ 0